Related Party Disclosures	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Related Party Disclosures	27. RELATED PARTY DISCLOSURES
Related party transactions in the period were similar in nature to those in Note 38 to the Consolidated Financial Statements in the 2023 Annual Report. The
financial position and performance of the Santander UK group were not materially affected in H124 by any related party transactions, or changes to related party transactions, other than as disclosed herein.